ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

February 28, 2019	Abigail Jeck
T +1 617 854 2621
abigail.jeck@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Baillie Gifford Funds (Registration Nos. 333-200831 and 811-10145)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T is Post-Effective Amendment No. 39 to the Trust’s Registration Statement under the Securities Act and Amendment No. 63 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 39/63”), including: (i) the Prospectuses for The Asia Ex Japan Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Global Select Equity Fund, The International Concentrated Growth Fund, The International Equity Fund, The International Smaller Companies Fund, The Long Term Global Growth Equity Fund, The Positive Change Equity Fund and The U.S. Equity Growth Fund (collectively, the “Funds”); (ii) the Statement of Additional Information for the Funds; and (iii) other information, the signature page, and exhibits. The other series of the Trust may be offered through separate prospectuses or private placement memoranda and statements of additional information, and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust.

This Amendment No. 39/63 is being filed in connection with the Trust’s annual update of its Registration Statement.  Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment No. 39/63 become effective on April 30, 2019.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 854-2621.

Very truly yours,

/s/ Abigail Jeck

Abigail Jeck

Enclosures

Cc: George B. Raine